Exploration costs	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
Oil and Gas Exploration and Production Industries Disclosures [Text Block]
12	Exploration costs

	2017	2016	2015
Mongolia	$181	$372	$1,488
Other	151	117	149
	$332	$489	$1,637